Tax on Debits and Credits to Bank Accounts - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Tax on debits and credits to bank accounts [abstract]
General tax rate for credits and debits	0.60%	0.60%	0.60%
Percentage of other taxes applied on amounts credited and debited as payment	33.00%
Percentage of credits included in comprehensive income	67.00%
Percentage of debits included in comprehensive income	67.00%
Percentage of amount levied on credits payment to be taken into account for income tax calculation		0.20%	0.20%
Percentage of credits included in profit or loss		0.40%	0.40%
Percentage of debits included in profit or loss		0.60%	0.60%